Note 28 - Financial Instruments - Currency Risk (Details) - Currency risk [member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Trade and other payables [member]
Statement Line Items [Line Items]
Financial liabilities	$ 2,986	$ 676
Cash and cash equivalents [member]
Statement Line Items [Line Items]
Financial assets	(1,545)	(308)
Trade and other receivables [member]
Statement Line Items [Line Items]
Financial assets	$ (4,370)	$ (111)